Investment Objectives and Goals	Jul. 09, 2026
Defiance 2X Daily Target Short Pure Space Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE 2X DAILY TARGET SHORT PURE SPACE INDEX ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2X) of the daily performance of the BITA US Space Select Index (the “Index”).
Defiance 2X Daily Target Short Taiwan ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE 2X DAILY TARGET SHORT TAIWAN ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily inverse investment results, before fees and expenses, of -2 times (-200%) the daily percentage change in the share price of an exchange traded product (the Reference Asset) seeking to replicate the performance of the Taiwanese large- and mid-capitalization equity market segments. The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.